COMMON STOCK (Details Narrative 2) $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2016 CAD / shares shares	Apr. 20, 2016 USD ($) shares	Jan. 14, 2015 shares	Dec. 04, 2014 shares	Nov. 30, 2014 CAD / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2017 CAD / shares	Apr. 20, 2016 CAD / shares shares	Jun. 30, 2015 CAD / shares	Jun. 30, 2014 CAD / shares
Number of warrants expired						(7,011,263)	(7,068,500)
Other operating expenses | $						$ 1,181	$ 1,847	$ 3,178
Stock Option Plan [Member]
Percentage of maximum outstanding stock issued under plan						10.00%
Plan award term						5 years
Number of vested and exercisable options						5,206,250
Total intrinsic value options exercised | $						$ 14
Unrecognized compensation cost | $						$ 848
Cost recognized weighted average period						14 months
CAD
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.75								CAD 0.79		CAD 0.73	CAD 0.25
CAD | Stock Option Plan [Member]
Share price (in dollars per share) | CAD / shares									CAD 0.75
Common Stock [Member]
Number of shares issued								19,245,813
Mackie Research Capital Corporation [Member] | CAD
Unit price (in dollars per unit) | CAD / shares					CAD 0.55
Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued					1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | First Advisory Warrants [Member]
Number of shares issued				500,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Second Advisory Warrants [Member]
Number of shares issued			250,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Advisory Warrants [Member]
Number of shares issued	750,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Advisory Warrants [Member] | CAD
Unit price (in dollars per unit) | CAD / shares											0.55
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued	1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued	1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member] | CAD
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | CAD
Unit price (in dollars per unit) | CAD / shares											0.60
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued							1
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued							1
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member] | CAD
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Sponsorship Warrants [Member]
Number of shares issued			250,000
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Additional Sponsorship Warrants [Member]
Number of shares issued							250,000
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member]
Description of agreement terms								ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties.
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member] | Non-Transferable Warrant Due December 12, 2015 [Member]
Number of shares issued								8,569,000
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member] | Non-Transferable Warrant Due December 12, 2015 [Member] | CAD
Warrant exercise price (in dollars per share) | CAD / shares											CAD 0.67
Warrant Exercise Program [Member] | November 2016 Warrants Due November 10, 2016 [Member]
Number of shares issued		8,210,394
Warrant aggregate gross proceeds | $		$ 4,807
Number of warrants expired		7,394,822
Percentage of warrants outstanding		47.60%
Percentage of eligible to participate		66.00%
Number of shares called by each warrant										1.11029
Number of shares called by each warrant (incentive portion)										0.11029
Other operating expenses | $		$ 535
Warrant Exercise Program [Member] | November 2016 Warrants Due November 10, 2016 [Member] | CAD
Warrant exercise price (in dollars per share) | CAD / shares										CAD 0.65